LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
LOANS AND BORROWINGS [abstract]
Schedule of current loans and borrowings
		2018 (restated)			2019
	Effective interest rate and final maturity	Loans	Notes	Total	Loans	Notes	Total

Short-term loans and borrowings
General loans****	LIBOR+0.60% to 3.915% per annum with maturity within one year	4,960	-	4,960	1,905	-	1,905

		4,960	-	4,960	1,905	-	1,905
Loans and borrowings due within one year
General loans of CUCBM	3.75% to 4.125% per annum with maturity within one year	1,749	-	1,749	-	-	-

For Tangguh LNG Project**	LIBOR+0.19% to 0.335% per annum with maturity within one year	223	-	223	226	-	226
Notes*		-	2,059	2,059	-	10,459	10,459
		1,972	2,059	4,031	226	10,459	10,685
		6,932	2,059	8,991	2,131	10,459	12,590

Schedule of non-current loans and borrowings
		2018(restated)			2019
	Effective interest rate and final maturity	Loans	Notes	Total	Loans	Notes	Total
For Tangguh LNG Project**	LIBOR+0.19% to 0.335% per annum with maturity through to 2021	305	-	305	84	-	84
For Tangguh LNG III Project ***	LIBOR+1.37% to 3.45% per annum with maturity from 2021 to 2029	1,618	-	1,618	2,866	-	2,866
For Arctic LNG 2 Project****	EURIBOR+0.7% to 0.76% per annum with maturity in 2026	-	-	-	735	-	735
General loans of CUCBM*****	4.275% per annum with maturity in 2020	1,000	-	1,000	-	-	-
Notes*		-	130,556	130,556	-	132,467	132,467
		2,923	130,556	133,479	3,685	132,467	136,152

Schedule of detailed information about notes
Issued by	Maturity	Coupon Rate	Outstanding Principal Amount
			December 31, 2019	December 31, 2018
			USD million	USD million
CNOOC Finance (2003) Limited	Due in 2033	5.500%	300	300
CNOOC Finance (2011) Limited	Due in 2021	4.25%	1,500	1,500
CNOOC Finance (2011) Limited	Due in 2041	5.75%	500	500
CNOOC Finance (2012) Limited	Due in 2022	3.875%	1,500	1,500
CNOOC Finance (2012) Limited	Due in 2042	5.000%	500	500
CNOOC Finance (2013) Limited	Due in 2023	3.000%	2,000	2,000
CNOOC Finance (2013) Limited	Due in 2043	4.250%	500	500
CNOOC Finance (2013) Limited	Due in 2029	2.875%	1,000	-
CNOOC Finance (2013) Limited	Due in 2049	3.300%	500	-
CNOOC Finance (2014) ULC	Due in 2024	4.25%	2,250	2,250
CNOOC Finance (2014) ULC	Due in 2044	4.875%	500	500
CNOOC Petroleum North America ULC	Matured in 2019	6.2%	-	300
CNOOC Petroleum North America ULC	Due in 2028	7.4%	200	200
CNOOC Petroleum North America ULC	Due in 2032	7.875%	500	500
CNOOC Petroleum North America ULC	Due in 2035	5.875%	790	790
CNOOC Petroleum North America ULC	Due in 2037	6.4%	1,250	1,250
CNOOC Petroleum North America ULC	Due in 2039	7.5%	700	700
CNOOC Finance (2015) U.S.A. LLC	Due in 2025	3.500%	2,000	2,000
CNOOC Finance (2015) Australia Pty Ltd	Due in 2020	2.625%	1,500	1,500
CNOOC Finance (2015) Australia Pty Ltd	Due in 2045	4.200%	300	300
CNOOC Finance (2015) U.S.A. LLC	Due in 2023	3.75%	450	450
CNOOC Finance (2015) U.S.A. LLC	Due in 2028	4.375%	1,000	1,000

Schedule of maturities of long-term loans

	2018	2019
	(restated)

Repayable:
Within one year	1,972	226
After one year but within two years	1,222	204
After two years but within three years	150	244
After three years but within four years	138	277
After four years but within five years	156	320
After five years	1,257	2,640
	4,895	3,911

Amount due within one year shown under current liabilities	(1,972)	(226)

	2,923	3,685

Schedule of supplemental information with respect to the long-term loans
			Maximum	Average	Weighted
		Weighted	amount	amount	average
		average	outstanding	outstanding	interest rate
For the year ended	Balance	interest rate	during the	during the	during the
December 31	at year end	at year end	year	year (1)	year (2)

2018 (restated)	4,895	4.17%	4,895	4,402	3.76%
2019	3,911	2.70%	3,911	4,403	3.43%

(1)	The average amount outstanding is computed by averaging the outstanding principal balances as at January 1, and December 31, of each year.

(2)	The weighted average interest rate is computed by averaging the interest rates as at January 1, and December 31, of each year.